UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Mega Cap Stock Fund

Semi-Annual Report
December 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary December 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	9.2
Exxon Mobil Corp.	6.2
Wells Fargo & Co.	4.9
General Electric Co.	4.7
Apple, Inc.	3.6
Bank of America Corp.	3.2
The Boeing Co.	2.8
Meta Platforms, Inc. Class A	2.4
Alphabet, Inc. Class A	2.3
Alphabet, Inc. Class C	2.2
41.5

Market Sectors (% of Fund's net assets)

Information Technology	21.0
Financials	15.9
Industrials	11.4
Energy	9.3
Health Care	9.3
Communication Services	9.0
Consumer Staples	5.4
Consumer Discretionary	3.6
Materials	2.1
Real Estate	0.9
Utilities	0.8

Asset Allocation (% of Fund's net assets)

Written Options - (0.0)%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments December 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 88.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.0%
Entertainment - 1.1%
The Walt Disney Co.	119,199	10,762,478
Universal Music Group NV	470,999	13,445,670
		24,208,148
Interactive Media & Services - 6.9%
Alphabet, Inc.:
Class A (a)	381,400	53,277,766
Class C (a)	359,900	50,720,707
Meta Platforms, Inc. Class A (a)	150,600	53,306,376
		157,304,849
Media - 1.0%
Charter Communications, Inc. Class A (a)	3,400	1,321,512
Comcast Corp. Class A	521,697	22,876,413
		24,197,925
TOTAL COMMUNICATION SERVICES		205,710,922
CONSUMER DISCRETIONARY - 3.6%
Broadline Retail - 0.2%
Amazon.com, Inc. (a)	25,400	3,859,276
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc. (a)	9,648	34,223,579
Marriott International, Inc. Class A	25,500	5,750,505
Starbucks Corp.	32,500	3,120,325
		43,094,409
Household Durables - 0.5%
Sony Group Corp. sponsored ADR	111,800	10,586,342
Specialty Retail - 0.8%
Lowe's Companies, Inc.	86,811	19,319,788
Textiles, Apparel & Luxury Goods - 0.2%
Compagnie Financiere Richemont SA Series A	14,330	1,979,319
NIKE, Inc. Class B	25,400	2,757,678
		4,736,997
TOTAL CONSUMER DISCRETIONARY		81,596,812
CONSUMER STAPLES - 5.4%
Beverages - 1.9%
Diageo PLC	481,562	17,478,378
Keurig Dr. Pepper, Inc.	312,600	10,415,832
The Coca-Cola Co.	268,400	15,816,812
		43,711,022
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp.	1,300	858,104
Sysco Corp.	131,699	9,631,148
Target Corp.	56,710	8,076,638
Walmart, Inc.	91,500	14,424,975
		32,990,865
Food Products - 0.1%
Mondelez International, Inc.	25,900	1,875,937
Household Products - 0.1%
Procter & Gamble Co.	16,310	2,390,067
Personal Care Products - 1.6%
Estee Lauder Companies, Inc. Class A	51,100	7,473,375
Haleon PLC ADR	1,333,133	10,971,685
Kenvue, Inc.	880,857	18,964,851
		37,409,911
Tobacco - 0.3%
Altria Group, Inc.	39,690	1,601,095
Philip Morris International, Inc.	49,400	4,647,552
		6,248,647
TOTAL CONSUMER STAPLES		124,626,449
ENERGY - 9.3%
Oil, Gas & Consumable Fuels - 9.3%
Exxon Mobil Corp.	1,414,887	141,460,402
Hess Corp.	166,316	23,976,115
Imperial Oil Ltd.	365,500	20,820,301
Shell PLC ADR	416,510	27,406,358
		213,663,176
FINANCIALS - 15.9%
Banks - 12.0%
Bank of America Corp.	2,149,251	72,365,281
JPMorgan Chase & Co.	279,930	47,616,093
PNC Financial Services Group, Inc.	138,531	21,451,525
Truist Financial Corp.	37,600	1,388,192
U.S. Bancorp	419,612	18,160,807
Wells Fargo & Co.	2,295,536	112,986,282
		273,968,180
Capital Markets - 0.2%
Charles Schwab Corp.	70,000	4,816,000
Consumer Finance - 0.1%
American Express Co.	13,500	2,529,090
Financial Services - 3.6%
Berkshire Hathaway, Inc. Class B (a)	49,500	17,654,670
Fidelity National Information Services, Inc.	50,200	3,015,514
Fiserv, Inc. (a)	24,800	3,294,432
MasterCard, Inc. Class A	29,852	12,732,177
PayPal Holdings, Inc. (a)	56,100	3,445,101
Visa, Inc. Class A	158,688	41,314,421
		81,456,315
TOTAL FINANCIALS		362,769,585
HEALTH CARE - 9.3%
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	69,200	7,616,844
Boston Scientific Corp. (a)	519,119	30,010,269
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.) (b)	147,314	3,436,836
Medtronic PLC	26,896	2,215,692
		43,279,641
Health Care Providers & Services - 3.3%
Cigna Group	69,162	20,710,561
Humana, Inc.	7,900	3,616,699
UnitedHealth Group, Inc.	96,203	50,647,993
		74,975,253
Life Sciences Tools & Services - 0.9%
Danaher Corp.	77,410	17,908,029
Thermo Fisher Scientific, Inc.	6,900	3,662,451
		21,570,480
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	328,899	16,875,808
Eli Lilly & Co.	40,700	23,724,844
GSK PLC sponsored ADR	299,366	11,094,504
Johnson & Johnson	108,714	17,039,832
Sanofi SA sponsored ADR	80,073	3,982,030
		72,717,018
TOTAL HEALTH CARE		212,542,392
INDUSTRIALS - 11.4%
Aerospace & Defense - 4.2%
Airbus Group NV	129,300	19,975,349
RTX Corp. (c)	127,830	10,755,616
The Boeing Co. (a)	250,400	65,269,264
		96,000,229
Air Freight & Logistics - 1.1%
FedEx Corp.	6,300	1,593,711
United Parcel Service, Inc. Class B	153,579	24,147,226
		25,740,937
Commercial Services & Supplies - 0.1%
GFL Environmental, Inc.	5,700	196,632
Veralto Corp.	20,303	1,670,125
		1,866,757
Electrical Equipment - 0.3%
Rockwell Automation, Inc.	18,400	5,712,832
Industrial Conglomerates - 4.7%
General Electric Co.	848,994	108,357,104
Machinery - 1.0%
Caterpillar, Inc.	50,600	14,960,902
Deere & Co.	17,780	7,109,689
		22,070,591
TOTAL INDUSTRIALS		259,748,450
INFORMATION TECHNOLOGY - 21.0%
IT Services - 0.1%
Kyndryl Holdings, Inc. (a)	220	4,572
Snowflake, Inc. (a)	1,000	199,000
Twilio, Inc. Class A (a)	25,300	1,919,511
		2,123,083
Semiconductors & Semiconductor Equipment - 5.8%
Analog Devices, Inc.	9,100	1,806,896
Applied Materials, Inc.	147,474	23,901,111
ASML Holding NV (depository receipt)	5,536	4,190,309
Broadcom, Inc.	9,200	10,269,500
Lam Research Corp.	20,800	16,291,808
Marvell Technology, Inc.	117,665	7,096,376
NVIDIA Corp.	88,600	43,876,492
Qualcomm, Inc.	67,616	9,779,302
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	135,300	14,071,200
		131,282,994
Software - 11.5%
Adobe, Inc. (a)	35,710	21,304,586
Autodesk, Inc. (a)	7,800	1,899,144
Intuit, Inc.	10,100	6,312,803
Microsoft Corp.	559,076	210,234,940
Oracle Corp.	39,100	4,122,313
Salesforce, Inc. (a)	19,300	5,078,602
SAP SE sponsored ADR	91,300	14,114,067
		263,066,455
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	431,942	83,161,793
TOTAL INFORMATION TECHNOLOGY		479,634,325
MATERIALS - 2.1%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	8,900	2,436,820
DuPont de Nemours, Inc.	114,818	8,832,949
Linde PLC	5,000	2,053,550
		13,323,319
Metals & Mining - 1.5%
Freeport-McMoRan, Inc.	793,500	33,779,295
TOTAL MATERIALS		47,102,614
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	30,210	6,521,735
Crown Castle International Corp.	58,900	6,784,691
Simon Property Group, Inc.	47,400	6,761,136
		20,067,562
UTILITIES - 0.8%
Electric Utilities - 0.8%
Duke Energy Corp.	4,200	407,568
NextEra Energy, Inc.	7,400	449,476
Southern Co.	253,700	17,789,444
		18,646,488
TOTAL COMMON STOCKS (Cost $1,242,856,267)		2,026,108,775

Money Market Funds - 7.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	174,333,749	174,368,616
Fidelity Securities Lending Cash Central Fund 5.40% (d)(e)	2,666,133	2,666,400
TOTAL MONEY MARKET FUNDS (Cost $177,035,016)		177,035,016

TOTAL INVESTMENT IN SECURITIES - 96.5% (Cost $1,419,891,283)	2,203,143,791
NET OTHER ASSETS (LIABILITIES) - 3.5%	80,176,441
NET ASSETS - 100.0%	2,283,320,232

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
RTX Corp.	Chicago Board Options Exchange	1,000	8,414,000	80.00	01/19/24	(475,000)

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $8,414,000.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	106,272,490	176,407,808	108,311,682	3,707,243	-	-	174,368,616	0.4%
Fidelity Securities Lending Cash Central Fund 5.40%	-	47,783,941	45,117,541	87,303	-	-	2,666,400	0.0%
Total	106,272,490	224,191,749	153,429,223	3,794,546	-	-	177,035,016

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	205,710,922	192,265,252	13,445,670	-
Consumer Discretionary	81,596,812	79,617,493	1,979,319	-
Consumer Staples	124,626,449	107,148,071	17,478,378	-
Energy	213,663,176	213,663,176	-	-
Financials	362,769,585	362,769,585	-	-
Health Care	212,542,392	212,542,392	-	-
Industrials	259,748,450	239,773,101	19,975,349	-
Information Technology	479,634,325	479,634,325	-	-
Materials	47,102,614	47,102,614	-	-
Real Estate	20,067,562	20,067,562	-	-
Utilities	18,646,488	18,646,488	-	-

Money Market Funds	177,035,016	177,035,016	-	-
Total Investments in Securities:	2,203,143,791	2,150,265,075	52,878,716	-
Derivative Instruments: Liabilities
Written Options	(475,000)	(475,000)	-	-
Total Liabilities	(475,000)	(475,000)	-	-
Total Derivative Instruments:	(475,000)	(475,000)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(475,000)
Total Equity Risk	0	(475,000)
Total Value of Derivatives	0	(475,000)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		December 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,591,963) - See accompanying schedule:
Unaffiliated issuers (cost $1,242,856,267)	$2,026,108,775
Fidelity Central Funds (cost $177,035,016)	177,035,016

Total Investment in Securities (cost $1,419,891,283)		$2,203,143,791
Foreign currency held at value (cost $2)		2
Receivable for investments sold		216,702
Receivable for fund shares sold		88,725,795
Dividends receivable		1,564,046
Distributions receivable from Fidelity Central Funds		782,918
Prepaid expenses		1,712
Other receivables		7,062
Total assets		2,294,442,028
Liabilities
Payable for investments purchased	$5,756,855
Payable for fund shares redeemed	1,057,672
Accrued management fee	747,362
Distribution and service plan fees payable	68,096
Written options, at value (premium received $165,075)	475,000
Other affiliated payables	304,680
Other payables and accrued expenses	45,731
Collateral on securities loaned	2,666,400
Total Liabilities		11,121,796
Net Assets		$2,283,320,232
Net Assets consist of:
Paid in capital		$1,508,220,740
Total accumulated earnings (loss)		775,099,492
Net Assets		$2,283,320,232

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($161,533,590 ÷ 7,850,490 shares)(a)		$20.58
Maximum offering price per share (100/94.25 of $20.58)		$21.84
Class M :
Net Asset Value and redemption price per share ($32,815,269 ÷ 1,593,510 shares)(a)		$20.59
Maximum offering price per share (100/96.50 of $20.59)		$21.34
Class C :
Net Asset Value and offering price per share ($27,523,788 ÷ 1,368,989 shares)(a)		$20.11
Mega Cap Stock :
Net Asset Value, offering price and redemption price per share ($1,500,674,691 ÷ 71,681,116 shares)		$20.94
Class I :
Net Asset Value, offering price and redemption price per share ($269,084,793 ÷ 12,837,322 shares)		$20.96
Class Z :
Net Asset Value, offering price and redemption price per share ($291,688,101 ÷ 14,022,592 shares)		$20.80
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended December 31, 2023 (Unaudited)
Investment Income
Dividends		$14,552,494
Income from Fidelity Central Funds (including $87,303 from security lending)		3,794,546
Total Income		18,347,040
Expenses
Management fee	$4,008,909
Transfer agent fees	1,412,573
Distribution and service plan fees	378,232
Accounting fees	256,915
Custodian fees and expenses	14,600
Independent trustees' fees and expenses	5,087
Registration fees	92,377
Audit	41,878
Legal	5,025
Miscellaneous	3,105
Total expenses before reductions	6,218,701
Expense reductions	(65,324)
Total expenses after reductions		6,153,377
Net Investment income (loss)		12,193,663
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	19,762,115
Foreign currency transactions	(2,477)
Written options	415,252
Total net realized gain (loss)		20,174,890
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	145,755,997
Assets and liabilities in foreign currencies	9,369
Written options	(210,619)
Total change in net unrealized appreciation (depreciation)		145,554,747
Net gain (loss)		165,729,637
Net increase (decrease) in net assets resulting from operations		$177,923,300
Statement of Changes in Net Assets

	Six months ended December 31, 2023 (Unaudited)	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,193,663	$16,976,504
Net realized gain (loss)	20,174,890	5,590,921
Change in net unrealized appreciation (depreciation)	145,554,747	278,383,701
Net increase (decrease) in net assets resulting from operations	177,923,300	300,951,126
Distributions to shareholders	(42,621,702)	(58,426,988)

Share transactions - net increase (decrease)	431,882,175	137,430,788
Total increase (decrease) in net assets	567,183,773	379,954,926

Net Assets
Beginning of period	1,716,136,459	1,336,181,533
End of period	$2,283,320,232	$1,716,136,459

Financial Highlights
Fidelity Advisor® Mega Cap Stock Fund Class A

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.23	$16.14	$19.05	$13.83	$15.51	$17.34
Income from Investment Operations
Net investment income (loss) A,B	.10	.17	.14	.15	.22	.29
Net realized and unrealized gain (loss)	1.63	3.61	(2.17)	6.31	.08	.77
Total from investment operations	1.73	3.78	(2.03)	6.46	.30	1.06
Distributions from net investment income	(.17)	(.18)	(.29)	(.24)	(.27)	(.26)
Distributions from net realized gain	(.21)	(.51)	(.59)	(1.00)	(1.70)	(2.63)
Total distributions	(.38)	(.69)	(.88)	(1.24)	(1.98) C	(2.89)
Net asset value, end of period	$20.58	$19.23	$16.14	$19.05	$13.83	$15.51
Total Return D,E,F	9.05%	24.10%	(11.25)% G	49.60%	1.78%	6.99%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.90% J	.90%	.90%	.91%	.93%	.93%
Expenses net of fee waivers, if any	.89% J	.90%	.89%	.91%	.93%	.93%
Expenses net of all reductions	.89% J	.90%	.89%	.91%	.92%	.93%
Net investment income (loss)	1.05% J	.99%	.78%	.95%	1.56%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$161,534	$133,252	$88,064	$87,302	$54,948	$64,311
Portfolio turnover rate K	7% J	18%	13%	43%	49% L	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than .01 per share. Excluding this reimbursement, the total return would have been (11.29)%.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mega Cap Stock Fund Class M

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.22	$16.13	$19.03	$13.82	$15.50	$17.31
Income from Investment Operations
Net investment income (loss) A,B	.08	.13	.10	.11	.19	.25
Net realized and unrealized gain (loss)	1.62	3.61	(2.17)	6.31	.06	.78
Total from investment operations	1.70	3.74	(2.07)	6.42	.25	1.03
Distributions from net investment income	(.12)	(.13)	(.24)	(.20)	(.23)	(.21)
Distributions from net realized gain	(.21)	(.51)	(.59)	(1.00)	(1.70)	(2.63)
Total distributions	(.33)	(.65) C	(.83)	(1.21) C	(1.93)	(2.84)
Net asset value, end of period	$20.59	$19.22	$16.13	$19.03	$13.82	$15.50
Total Return D,E,F	8.87%	23.76%	(11.45)% G	49.19%	1.50%	6.79%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.15% J	1.16%	1.15%	1.17%	1.18%	1.19%
Expenses net of fee waivers, if any	1.14% J	1.16%	1.15%	1.17%	1.18%	1.19%
Expenses net of all reductions	1.14% J	1.16%	1.15%	1.16%	1.18%	1.18%
Net investment income (loss)	.79% J	.73%	.52%	.69%	1.31%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$32,815	$30,973	$25,617	$28,266	$21,208	$25,031
Portfolio turnover rate K	7% J	18%	13%	43%	49% L	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FTotal returns for periods of less than one year are not annualized.

GAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than .01 per share. Excluding this reimbursement, the total return would have been (11.49)%.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mega Cap Stock Fund Class C

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$18.74	$15.74	$18.58	$13.53	$15.20	$17.03
Income from Investment Operations
Net investment income (loss) A,B	.03	.03	- C	.03	.11	.17
Net realized and unrealized gain (loss)	1.59	3.53	(2.12)	6.15	.08	.77
Total from investment operations	1.62	3.56	(2.12)	6.18	.19	.94
Distributions from net investment income	(.04)	(.04)	(.15)	(.13)	(.15)	(.13)
Distributions from net realized gain	(.21)	(.51)	(.58)	(1.00)	(1.70)	(2.63)
Total distributions	(.25)	(.56) D	(.72) D	(1.13)	(1.86) D	(2.77) D
Net asset value, end of period	$20.11	$18.74	$15.74	$18.58	$13.53	$15.20
Total Return E,F,G	8.64%	23.12%	(11.90)% H	48.31%	1.05%	6.23%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.67% K	1.69%	1.67%	1.69%	1.69%	1.68%
Expenses net of fee waivers, if any	1.67% K	1.68%	1.67%	1.69%	1.69%	1.67%
Expenses net of all reductions	1.67% K	1.68%	1.67%	1.69%	1.69%	1.67%
Net investment income (loss)	.27% K	.21%	-% L	.17%	.80%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$27,524	$23,061	$20,255	$27,727	$24,283	$28,459
Portfolio turnover rate M	7% K	18%	13%	43%	49% N	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than .01 per share. Excluding this reimbursement, the total return would have been (11.94)%.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount represents less than .005%.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

NPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Mega Cap Stock Fund

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.58	$16.42	$19.36	$14.04	$15.71	$17.52
Income from Investment Operations
Net investment income (loss) A,B	.13	.22	.20	.20	.27	.34
Net realized and unrealized gain (loss)	1.66	3.68	(2.21)	6.40	.07	.78
Total from investment operations	1.79	3.90	(2.01)	6.60	.34	1.12
Distributions from net investment income	(.22)	(.23)	(.34)	(.28)	(.31)	(.30)
Distributions from net realized gain	(.21)	(.51)	(.59)	(1.00)	(1.70)	(2.63)
Total distributions	(.43)	(.74)	(.93)	(1.28)	(2.01)	(2.93)
Net asset value, end of period	$20.94	$19.58	$16.42	$19.36	$14.04	$15.71
Total Return C,D	9.20%	24.46%	(10.99)% E	49.96%	2.09%	7.33%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.63% H	.63%	.61%	.63%	.65%	.65%
Expenses net of fee waivers, if any	.62% H	.62%	.61%	.63%	.64%	.65%
Expenses net of all reductions	.62% H	.62%	.61%	.63%	.64%	.65%
Net investment income (loss)	1.32% H	1.27%	1.06%	1.23%	1.84%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$1,500,675	$1,203,802	$927,217	$1,166,988	$773,080	$1,488,549
Portfolio turnover rate I	7% H	18%	13%	43%	49% J	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than .01 per share. Excluding this reimbursement, the total return would have been (11.03)%.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mega Cap Stock Fund Class I

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.61	$16.45	$19.39	$14.07	$15.72	$17.53
Income from Investment Operations
Net investment income (loss) A,B	.13	.22	.19	.20	.27	.34
Net realized and unrealized gain (loss)	1.66	3.68	(2.21)	6.42	.06	.79
Total from investment operations	1.79	3.90	(2.02)	6.62	.33	1.13
Distributions from net investment income	(.23)	(.23)	(.34)	(.29)	(.28)	(.30)
Distributions from net realized gain	(.21)	(.51)	(.59)	(1.00)	(1.70)	(2.63)
Total distributions	(.44)	(.74)	(.92) C	(1.30) C	(1.98)	(2.94) C
Net asset value, end of period	$20.96	$19.61	$16.45	$19.39	$14.07	$15.72
Total Return D,E	9.17%	24.43%	(11.00)% F	49.97%	2.04%	7.33%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.63% I	.63%	.65%	.65%	.66%	.66%
Expenses net of fee waivers, if any	.62% I	.62%	.64%	.65%	.66%	.66%
Expenses net of all reductions	.62% I	.62%	.64%	.64%	.65%	.66%
Net investment income (loss)	1.31% I	1.26%	1.03%	1.21%	1.83%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$269,085	$132,416	$52,884	$39,876	$20,725	$147,465
Portfolio turnover rate J	7% I	18%	13%	43%	49% K	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than .01 per share. Excluding this reimbursement, the total return would have been (11.04)%.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mega Cap Stock Fund Class Z

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.46	$16.32	$19.25	$13.97	$15.65	$17.46
Income from Investment Operations
Net investment income (loss) A,B	.14	.24	.22	.22	.28	.35
Net realized and unrealized gain (loss)	1.65	3.66	(2.20)	6.36	.08	.79
Total from investment operations	1.79	3.90	(1.98)	6.58	.36	1.14
Distributions from net investment income	(.24)	(.25)	(.36)	(.30)	(.33)	(.32)
Distributions from net realized gain	(.21)	(.51)	(.59)	(1.00)	(1.70)	(2.63)
Total distributions	(.45)	(.76)	(.95)	(1.30)	(2.04) C	(2.95)
Net asset value, end of period	$20.80	$19.46	$16.32	$19.25	$13.97	$15.65
Total Return D,E	9.26%	24.62%	(10.92)% F	50.14%	2.18%	7.47%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.51% I	.52%	.51%	.52%	.53%	.53%
Expenses net of fee waivers, if any	.50% I	.52%	.51%	.52%	.52%	.53%
Expenses net of all reductions	.50% I	.52%	.51%	.52%	.52%	.53%
Net investment income (loss)	1.43% I	1.37%	1.16%	1.34%	1.96%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$291,688	$192,632	$222,146	$313,854	$213,832	$193,889
Portfolio turnover rate J	7% I	18%	13%	43%	49% K	36%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than .01 per share. Excluding this reimbursement, the total return would have been (10.96)%.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended December 31, 2023

1. Organization.
Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mega Cap Stock, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I, and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain corporate actions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$801,034,306
Gross unrealized depreciation	(22,644,465)
Net unrealized appreciation (depreciation)	$778,389,841
Tax cost	$1,424,444,025
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mega Cap Stock Fund	314,489,878	62,246,115

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

7. Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$179,367	$8,030
Class M	.25%	.25%	78,012	-
Class C	.75%	.25%	120,853	26,555
			$378,232	$34,585

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$57,526
Class M	1,735
Class CA	79
$59,340
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1754
Class M	.1820
Class C	.2000
Mega Cap Stock	.1549
Class I	.1557

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$127,273.18
Class M	28,557.18
Class C	24,887.21
Mega Cap Stock	1,039,058.16
Class I	149,717.16
Class Z	43,081.04
	$1,412,573
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Mega Cap Stock Fund	0.0272

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Mega Cap Stock Fund	.03

Subsequent Event - Management Fee. Effective March 1, 2024, the Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate will pay certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month.

When determining a class's management fee, a mandate rate will be calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate will be subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for a class of shares of the Fund will be the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.60
Class M	.60
Class C	.62
Mega Cap Stock	.57
Class I	.58
Class Z	.46

One-twelfth of the management fee rate for a class will be applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Mega Cap Stock Fund	$ 3,081

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mega Cap Stock Fund	16,806,797	2,856,165	1,777,538

8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Mega Cap Stock Fund	$1,390
9. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mega Cap Stock Fund	$8,901	$-	$-

10. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $363. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction

Class M	$53

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $64,908.
11. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2023	Year ended June 30, 2023
Fidelity Mega Cap Stock Fund
Distributions to shareholders
Class A	$ 2,880,657	$3,853,966
Class M	523,154	1,033,161
Class C	330,364	718,884
Mega Cap Stock	29,385,508	41,036,146
Class I	4,587,110	2,435,167
Class Z	4,914,909	9,349,664
Total	$42,621,702	$58,426,988
12. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2023	Year ended June 30, 2023	Six months ended December 31, 2023	Year ended June 30, 2023
Fidelity Mega Cap Stock Fund
Class A
Shares sold	1,268,709	2,157,526	$24,837,735	$37,668,977
Reinvestment of distributions	141,517	228,217	2,864,554	3,827,312
Shares redeemed	(489,579)	(912,758)	(9,549,403)	(15,785,502)
Net increase (decrease)	920,647	1,472,985	$18,152,886	$25,710,787
Class M
Shares sold	70,706	239,387	$1,382,535	$4,183,606
Reinvestment of distributions	25,773	61,536	522,636	1,032,772
Shares redeemed	(114,636)	(277,862)	(2,242,369)	(4,825,558)
Net increase (decrease)	(18,157)	23,061	$(337,198)	$390,820
Class C
Shares sold	333,811	328,805	$6,376,550	$5,600,248
Reinvestment of distributions	16,553	43,647	329,385	716,292
Shares redeemed	(211,975)	(428,918)	(4,040,243)	(7,252,603)
Net increase (decrease)	138,389	(56,466)	$2,665,692	$(936,063)
Mega Cap Stock
Shares sold	15,419,971	14,800,679	$307,803,102	$269,976,937
Reinvestment of distributions	1,300,230	2,240,783	26,741,325	38,208,143
Shares redeemed	(6,528,018)	(12,025,767)	(129,780,271)	(203,167,741)
Net increase (decrease)	10,192,183	5,015,695	$204,764,156	$105,017,339
Class I
Shares sold	7,037,539	5,717,376	$142,104,745	$104,848,193
Reinvestment of distributions	206,340	141,083	4,255,654	2,409,447
Shares redeemed	(1,159,451)	(2,320,856)	(23,473,528)	(41,167,093)
Net increase (decrease)	6,084,428	3,537,603	$122,886,871	$66,090,547
Class Z
Shares sold	5,040,314	7,722,491	$101,687,702	$125,806,074
Reinvestment of distributions	41,335	80,256	845,995	1,360,444
Shares redeemed	(956,120)	(11,514,787)	(18,783,929)	(186,009,160)
Net increase (decrease)	4,125,529	(3,712,040)	$83,749,768	$(58,842,642)
13. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During Period- C July 1, 2023 to December 31, 2023
Fidelity® Mega Cap Stock Fund
Class A	.89%
Actual		$ 1,000	$ 1,090.50	$ 4.68
Hypothetical-B		$ 1,000	$ 1,020.66	$ 4.52
Class M	1.14%
Actual		$ 1,000	$ 1,088.70	$ 5.99
Hypothetical-B		$ 1,000	$ 1,019.41	$ 5.79
Class C	1.67%
Actual		$ 1,000	$ 1,086.40	$ 8.76
Hypothetical-B		$ 1,000	$ 1,016.74	$ 8.47
Fidelity® Mega Cap Stock Fund **	.62%
Actual		$ 1,000	$ 1,092.00	$ 3.26
Hypothetical-B		$ 1,000	$ 1,022.02	$ 3.15
Class I **	.62%
Actual		$ 1,000	$ 1,091.70	$ 3.26
Hypothetical-B		$ 1,000	$ 1,022.02	$ 3.15
Class Z **	.50%
Actual		$ 1,000	$ 1,092.60	$ 2.63
Hypothetical-B		$ 1,000	$ 1,022.62	$ 2.54

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Mega Cap Stock Fund
Fidelity® Mega Cap Stock Fund	.58%
Actual		$ 3.05
Hypothetical- B		$ 2.95
Class I	.59%
Actual		$ 3.10
Hypothetical- B		$ 3.00
Class Z	.47%
Actual		$ 2.47
Hypothetical- B		$ 2.39

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mega Cap Stock Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (retail class, which was selected because it is the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month  period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.714809.127
GII-SANN-0224
Fidelity® Series Large Cap Stock Fund

Semi-Annual Report
December 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary December 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.9
General Electric Co.	6.4
Exxon Mobil Corp.	5.9
Wells Fargo & Co.	5.9
Apple, Inc.	3.0
The Boeing Co.	2.8
Bank of America Corp.	2.7
Meta Platforms, Inc. Class A	2.1
Visa, Inc. Class A	2.0
UnitedHealth Group, Inc.	1.9
40.6

Market Sectors (% of Fund's net assets)

Information Technology	18.9
Financials	17.7
Industrials	15.8
Health Care	11.9
Communication Services	10.0
Energy	9.7
Consumer Staples	5.3
Consumer Discretionary	3.7
Materials	2.1
Real Estate	1.1
Utilities	1.0

Asset Allocation (% of Fund's net assets)

Schedule of Investments December 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	653,100	25,714,505
Verizon Communications, Inc.	710,633	26,790,864
		52,505,369
Entertainment - 0.9%
The Walt Disney Co.	731,793	66,073,590
Universal Music Group NV	2,865,781	81,809,827
		147,883,417
Interactive Media & Services - 6.4%
Alphabet, Inc.:
Class A (b)	2,121,625	296,369,796
Class C (b)	1,962,460	276,569,488
Match Group, Inc. (b)	1,184,700	43,241,550
Meta Platforms, Inc. Class A (b)	963,600	341,075,856
Snap, Inc. Class A (b)	4,095,398	69,335,088
		1,026,591,778
Media - 2.4%
Charter Communications, Inc. Class A (b)	29,300	11,388,324
Comcast Corp. Class A	6,937,042	304,189,292
Interpublic Group of Companies, Inc.	1,866,870	60,934,637
		376,512,253
TOTAL COMMUNICATION SERVICES		1,603,492,817
CONSUMER DISCRETIONARY - 3.7%
Automobile Components - 0.1%
BorgWarner, Inc.	533,462	19,124,613
Automobiles - 0.1%
General Motors Co.	297,400	10,682,608
Broadline Retail - 0.1%
Amazon.com, Inc. (b)	140,900	21,408,346
Hotels, Restaurants & Leisure - 2.0%
Amadeus IT Holding SA Class A	371,500	26,608,418
Booking Holdings, Inc. (b)	52,437	186,005,575
Expedia, Inc. (b)	233,500	35,442,965
Marriott International, Inc. Class A	234,900	52,972,299
Starbucks Corp.	212,500	20,402,125
		321,431,382
Household Durables - 0.4%
Mohawk Industries, Inc. (b)	314,489	32,549,612
Sony Group Corp. sponsored ADR	172,000	16,286,680
Whirlpool Corp.	67,663	8,239,324
		57,075,616
Specialty Retail - 0.9%
Lowe's Companies, Inc.	616,107	137,114,613
RH (b)	37,900	11,047,092
		148,161,705
Textiles, Apparel & Luxury Goods - 0.1%
Compagnie Financiere Richemont SA Series A	36,540	5,047,055
NIKE, Inc. Class B	163,300	17,729,481
		22,776,536
TOTAL CONSUMER DISCRETIONARY		600,660,806
CONSUMER STAPLES - 5.3%
Beverages - 1.6%
Diageo PLC sponsored ADR	372,200	54,214,652
Keurig Dr. Pepper, Inc.	2,089,600	69,625,472
The Coca-Cola Co.	2,204,695	129,922,676
		253,762,800
Consumer Staples Distribution & Retail - 1.6%
Performance Food Group Co. (b)	527,100	36,448,965
Sysco Corp.	1,118,300	81,781,279
Target Corp.	368,800	52,524,496
U.S. Foods Holding Corp. (b)	595,600	27,046,196
Walmart, Inc.	353,400	55,713,510
		253,514,446
Household Products - 0.0%
Procter & Gamble Co.	19,800	2,901,492
Personal Care Products - 1.5%
Estee Lauder Companies, Inc. Class A	294,800	43,114,500
Haleon PLC ADR	11,135,436	91,644,638
Kenvue, Inc.	5,085,211	109,484,593
		244,243,731
Tobacco - 0.6%
Altria Group, Inc.	2,263,259	91,299,868
Philip Morris International, Inc.	146,900	13,820,352
		105,120,220
TOTAL CONSUMER STAPLES		859,542,689
ENERGY - 9.7%
Energy Equipment & Services - 0.1%
Tidewater, Inc. (b)	186,100	13,419,671
Oil, Gas & Consumable Fuels - 9.6%
Exxon Mobil Corp.	9,489,143	948,724,517
Hess Corp.	1,612,872	232,511,628
Imperial Oil Ltd.	2,370,100	135,010,111
Kosmos Energy Ltd. (b)	11,626,455	78,013,513
MEG Energy Corp. (b)	2,723,600	48,652,966
Shell PLC ADR	1,462,600	96,239,080
		1,539,151,815
TOTAL ENERGY		1,552,571,486
FINANCIALS - 17.7%
Banks - 12.2%
Bank of America Corp.	12,879,294	433,645,829
JPMorgan Chase & Co.	1,132,171	192,582,287
M&T Bank Corp.	267,220	36,630,518
PNC Financial Services Group, Inc.	1,123,721	174,008,197
Truist Financial Corp.	1,392,623	51,415,641
U.S. Bancorp	2,989,419	129,382,054
Wells Fargo & Co.	19,021,137	936,220,363
		1,953,884,889
Capital Markets - 2.1%
Charles Schwab Corp.	158,800	10,925,440
CME Group, Inc.	19,900	4,190,940
KKR & Co. LP	1,500,451	124,312,365
Moody's Corp.	17,600	6,873,856
Morgan Stanley	455,924	42,514,913
Northern Trust Corp.	1,479,046	124,801,901
Raymond James Financial, Inc.	185,303	20,661,285
State Street Corp.	86,141	6,672,482
		340,953,182
Financial Services - 3.2%
Edenred SA	925,000	55,285,264
Fidelity National Information Services, Inc.	563,100	33,825,417
Global Payments, Inc.	120,200	15,265,400
MasterCard, Inc. Class A	152,889	65,208,687
PayPal Holdings, Inc. (b)	373,900	22,961,199
Visa, Inc. Class A	1,209,893	314,995,643
		507,541,610
Insurance - 0.2%
Arthur J. Gallagher & Co.	14,200	3,193,296
Chubb Ltd.	140,597	31,774,922
		34,968,218
TOTAL FINANCIALS		2,837,347,899
HEALTH CARE - 11.9%
Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. (b)	169,950	32,530,130
Argenx SE ADR (b)	24,200	9,206,406
Insmed, Inc. (b)	691,829	21,439,781
Vaxcyte, Inc. (b)	407,400	25,584,720
Verve Therapeutics, Inc. (b)(c)	243,400	3,392,996
		92,154,033
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	99,100	10,907,937
Becton, Dickinson & Co.	144,706	35,283,664
Boston Scientific Corp. (b)	3,813,319	220,447,971
GE Healthcare Holding LLC	202,365	15,646,862
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.) (c)	772,502	18,022,472
		300,308,906
Health Care Providers & Services - 5.5%
Cardinal Health, Inc.	925,558	93,296,246
Centene Corp. (b)	111,200	8,252,152
Cigna Group	664,711	199,047,709
CVS Health Corp.	1,127,252	89,007,818
Guardant Health, Inc. (b)	390,000	10,549,500
Humana, Inc.	52,000	23,806,120
McKesson Corp.	330,321	152,932,017
UnitedHealth Group, Inc.	584,881	307,922,300
		884,813,862
Life Sciences Tools & Services - 0.4%
Danaher Corp.	276,400	63,942,376
Thermo Fisher Scientific, Inc.	13,200	7,006,428
		70,948,804
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	3,486,060	178,869,739
Eli Lilly & Co.	208,900	121,771,988
GSK PLC sponsored ADR	2,840,028	105,251,438
Johnson & Johnson	709,777	111,250,447
Sanofi SA sponsored ADR	176,400	8,772,372
UCB SA	384,000	33,447,035
		559,363,019
TOTAL HEALTH CARE		1,907,588,624
INDUSTRIALS - 15.6%
Aerospace & Defense - 4.2%
Airbus Group NV	711,500	109,918,489
General Dynamics Corp.	178,160	46,262,807
Huntington Ingalls Industries, Inc.	117,750	30,572,610
Safran SA	121,500	21,421,715
Textron, Inc.	145,700	11,717,194
The Boeing Co. (b)	1,723,796	449,324,665
		669,217,480
Air Freight & Logistics - 1.5%
FedEx Corp.	317,747	80,380,459
United Parcel Service, Inc. Class B	1,057,456	166,263,807
		246,644,266
Building Products - 0.1%
Johnson Controls International PLC	201,700	11,625,988
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (b)	1,176,300	17,820,945
Veralto Corp.	101,866	8,379,497
		26,200,442
Electrical Equipment - 1.5%
Acuity Brands, Inc.	224,069	45,896,053
Hubbell, Inc. Class B	157,614	51,843,973
Regal Rexnord Corp.	274,800	40,675,896
Vertiv Holdings Co.	2,243,500	107,755,305
		246,171,227
Ground Transportation - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	1,077,015	62,089,915
Industrial Conglomerates - 6.5%
3M Co.	147,273	16,099,884
General Electric Co.	8,003,106	1,021,436,419
		1,037,536,303
Machinery - 0.8%
Chart Industries, Inc. (b)(c)	163,000	22,221,790
Cummins, Inc.	91,900	22,016,483
Fortive Corp.	420,200	30,939,326
Nordson Corp.	26,500	7,000,240
Otis Worldwide Corp.	238,884	21,372,951
Stanley Black & Decker, Inc.	145,300	14,253,930
Westinghouse Air Brake Tech Co.	116,285	14,756,567
		132,561,287
Passenger Airlines - 0.1%
Copa Holdings SA Class A	48,500	5,156,035
Ryanair Holdings PLC sponsored ADR (b)	113,400	15,123,024
		20,279,059
Professional Services - 0.3%
Equifax, Inc.	52,400	12,957,996
Genpact Ltd.	554,700	19,253,637
Paycom Software, Inc.	42,000	8,682,240
		40,893,873
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	563,299	7,534,073
TOTAL INDUSTRIALS		2,500,753,913
INFORMATION TECHNOLOGY - 18.9%
IT Services - 0.4%
EPAM Systems, Inc. (b)	37,000	11,001,580
IBM Corp.	140,100	22,913,355
Snowflake, Inc. (b)	7,500	1,492,500
Twilio, Inc. Class A (b)	321,900	24,422,553
		59,829,988
Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc.	162,738	32,313,257
Applied Materials, Inc.	368,402	59,706,912
Broadcom, Inc.	53,800	60,054,250
Lam Research Corp.	70,200	54,984,852
Marvell Technology, Inc.	1,997,385	120,462,289
NVIDIA Corp.	477,500	236,467,550
Qualcomm, Inc.	415,131	60,040,397
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	440,000	45,760,000
		669,789,507
Software - 11.2%
Adobe, Inc. (b)	253,300	151,118,780
Autodesk, Inc. (b)	180,728	44,003,653
DoubleVerify Holdings, Inc. (b)	224,600	8,260,788
Elastic NV (b)	385,700	43,468,390
Intuit, Inc.	98,500	61,565,455
Microsoft Corp.	3,378,905	1,270,603,436
Oracle Corp.	92,300	9,731,189
PTC, Inc. (b)	132,800	23,234,688
Sage Group PLC	652,900	9,757,768
Salesforce, Inc. (b)	91,500	24,077,310
SAP SE sponsored ADR (c)	919,746	142,183,534
Workday, Inc. Class A (b)	42,900	11,842,974
		1,799,847,965
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	2,533,614	487,796,703
Samsung Electronics Co. Ltd.	271,740	16,474,051
		504,270,754
TOTAL INFORMATION TECHNOLOGY		3,033,738,214
MATERIALS - 2.1%
Chemicals - 0.4%
Air Products & Chemicals, Inc.	5,900	1,615,420
DuPont de Nemours, Inc.	766,300	58,951,459
Sherwin-Williams Co.	29,100	9,076,290
		69,643,169
Metals & Mining - 1.7%
First Quantum Minerals Ltd.	8,751,500	71,660,522
Freeport-McMoRan, Inc.	3,844,442	163,657,896
Ivanhoe Mines Ltd. (b)	3,085,000	29,917,550
		265,235,968
TOTAL MATERIALS		334,879,137
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	208,581	45,028,466
Crown Castle International Corp.	508,200	58,539,558
Equinix, Inc.	4,422	3,561,435
Simon Property Group, Inc.	501,300	71,505,432
		178,634,891
UTILITIES - 1.0%
Electric Utilities - 1.0%
Duke Energy Corp.	32,900	3,192,616
Entergy Corp.	110,700	11,201,733
PG&E Corp.	796,500	14,360,895
Southern Co.	1,779,000	124,743,480
		153,498,724
Multi-Utilities - 0.0%
Sempra	68,760	5,138,435
TOTAL UTILITIES		158,637,159
TOTAL COMMON STOCKS (Cost $9,104,837,577)		15,567,847,635

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(d)(e)	17,600	586,784

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (b)	1,664,100	30,702,645

TOTAL PREFERRED STOCKS (Cost $19,071,382)		31,289,429

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f)	523,022,576	523,127,180
Fidelity Securities Lending Cash Central Fund 5.40% (f)(g)	65,612,324	65,618,886
TOTAL MONEY MARKET FUNDS (Cost $588,746,066)		588,746,066

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $9,712,655,025)	16,187,883,130
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(141,330,472)
NET ASSETS - 100.0%	16,046,552,658

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,714,505 or 0.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $586,784 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Reddit, Inc. Series E	5/18/21	747,546

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	456,325,379	1,130,357,471	1,063,555,670	6,712,771	-	-	523,127,180	1.1%
Fidelity Securities Lending Cash Central Fund 5.40%	59,612,304	462,529,181	456,522,599	775,314	-	-	65,618,886	0.2%
Total	515,937,683	1,592,886,652	1,520,078,269	7,488,085	-	-	588,746,066

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,604,079,601	1,495,968,485	107,524,332	586,784
Consumer Discretionary	600,660,806	595,613,751	5,047,055	-
Consumer Staples	859,542,689	859,542,689	-	-
Energy	1,552,571,486	1,552,571,486	-	-
Financials	2,837,347,899	2,837,347,899	-	-
Health Care	1,907,588,624	1,907,588,624	-	-
Industrials	2,531,456,558	2,400,116,354	131,340,204	-
Information Technology	3,033,738,214	3,033,738,214	-	-
Materials	334,879,137	334,879,137	-	-
Real Estate	178,634,891	178,634,891	-	-
Utilities	158,637,159	158,637,159	-	-

Money Market Funds	588,746,066	588,746,066	-	-
Total Investments in Securities:	16,187,883,130	15,943,384,755	243,911,591	586,784
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		December 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $64,052,440) - See accompanying schedule:
Unaffiliated issuers (cost $9,123,908,959)	$15,599,137,064
Fidelity Central Funds (cost $588,746,066)	588,746,066

Total Investment in Securities (cost $9,712,655,025)		$16,187,883,130
Foreign currency held at value (cost $130)		132
Receivable for investments sold		14,464,961
Receivable for fund shares sold		2,731,050
Dividends receivable		14,549,079
Distributions receivable from Fidelity Central Funds		1,993,071
Other receivables		28,404
Total assets		16,221,649,827
Liabilities
Payable for investments purchased	$2,457,030
Payable for fund shares redeemed	106,904,244
Other payables and accrued expenses	133,820
Collateral on securities loaned	65,602,075
Total Liabilities		175,097,169
Net Assets		$16,046,552,658
Net Assets consist of:
Paid in capital		$9,476,933,283
Total accumulated earnings (loss)		6,569,619,375
Net Assets		$16,046,552,658
Net Asset Value, offering price and redemption price per share ($16,046,552,658 ÷ 821,289,917 shares)		$19.54
Statement of Operations
		Six months ended December 31, 2023 (Unaudited)
Investment Income
Dividends		$127,437,608
Income from Fidelity Central Funds (including $775,314 from security lending)		7,488,085
Total Income		134,925,693
Expenses
Custodian fees and expenses	$95,921
Independent trustees' fees and expenses	42,955
Total expenses before reductions	138,876
Expense reductions	(4,431)
Total expenses after reductions		134,445
Net Investment income (loss)		134,791,248
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	497,511,915
Foreign currency transactions	34,468
Total net realized gain (loss)		497,546,383
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	732,079,831
Assets and liabilities in foreign currencies	44,607
Total change in net unrealized appreciation (depreciation)		732,124,438
Net gain (loss)		1,229,670,821
Net increase (decrease) in net assets resulting from operations		$1,364,462,069
Statement of Changes in Net Assets

	Six months ended December 31, 2023 (Unaudited)	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$134,791,248	$279,231,241
Net realized gain (loss)	497,546,383	209,032,620
Change in net unrealized appreciation (depreciation)	732,124,438	2,461,954,725
Net increase (decrease) in net assets resulting from operations	1,364,462,069	2,950,218,586
Distributions to shareholders	(821,641,569)	(859,194,238)

Share transactions
Proceeds from sales of shares	852,428,045	2,951,775,908
Reinvestment of distributions	821,641,569	859,194,238
Cost of shares redeemed	(1,317,680,992)	(3,553,138,409)

Net increase (decrease) in net assets resulting from share transactions	356,388,622	257,831,737
Total increase (decrease) in net assets	899,209,122	2,348,856,085

Net Assets
Beginning of period	15,147,343,536	12,798,487,451
End of period	$16,046,552,658	$15,147,343,536

Other Information
Shares
Sold	45,548,493	174,605,044
Issued in reinvestment of distributions	43,534,511	51,636,302
Redeemed	(69,141,680)	(206,693,495)
Net increase (decrease)	19,941,324	19,547,851

Financial Highlights
Fidelity® Series Large Cap Stock Fund

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$18.90	$16.37	$19.80	$14.07	$14.98	$15.76
Income from Investment Operations
Net investment income (loss) A,B	.17	.34	.34	.34	.37	.42
Net realized and unrealized gain (loss)	1.50	3.27	(2.02)	6.27	(.32)	.42
Total from investment operations	1.67	3.61	(1.68)	6.61	.05	.84
Distributions from net investment income	(.36)	(.33)	(.47)	(.37)	(.28)	(.39)
Distributions from net realized gain	(.68)	(.76)	(1.28)	(.52)	(.68)	(1.22)
Total distributions	(1.03) C	(1.08) C	(1.75)	(.88) C	(.96)	(1.62) C
Net asset value, end of period	$19.54	$18.90	$16.37	$19.80	$14.07	$14.98
Total Return D,E	9.12%	23.03%	(9.44)%	49.05%	.17%	5.83%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	1.79% I	1.98%	1.84%	2.04%	2.58%	2.80%
Supplemental Data
Net assets, end of period (000 omitted)	$16,046,553	$15,147,344	$12,798,487	$14,792,790	$11,937,391	$14,114,096
Portfolio turnover rate J	13% I	12%	17%	15%	28% K	41% L

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount represents less than .005%.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

LThe portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements (Unaudited)
For the period ended December 31, 2023

1. Organization.
Fidelity Series Large Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain corporate actions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,762,137,507
Gross unrealized depreciation	(325,487,975)
Net unrealized appreciation (depreciation)	$6,436,649,532
Tax cost	$9,751,233,598

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Stock Fund	936,581,515	1,465,341,801
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Large Cap Stock Fund	$16,207

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Large Cap Stock Fund	48,233,611	66,358,053	21,943,914

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Large Cap Stock Fund	$77,933	$11	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,431.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During Period- C July 1, 2023 to December 31, 2023

Fidelity® Series Large Cap Stock Fund	-%-D
Actual		$ 1,000	$ 1,091.20	$-E
Hypothetical-B		$ 1,000	$ 1,025.14	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Large Cap Stock Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees (if any), Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through October 31, 2025.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.951032.111
MHT-SANN-0224
Fidelity® Growth Discovery Fund

Semi-Annual Report
December 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary December 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	14.1
NVIDIA Corp.	6.5
Amazon.com, Inc.	5.0
Alphabet, Inc. Class A	4.7
Uber Technologies, Inc.	4.4
Apple, Inc.	4.4
Eli Lilly & Co.	2.2
Boston Scientific Corp.	2.1
Universal Music Group NV	1.9
Netflix, Inc.	1.8
47.1

Market Sectors (% of Fund's net assets)

Information Technology	38.4
Health Care	14.7
Industrials	13.6
Consumer Discretionary	10.8
Communication Services	10.5
Financials	5.1
Energy	3.7
Consumer Staples	1.3
Materials	0.2

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments December 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 10.5%
Entertainment - 4.9%
Netflix, Inc. (a)	159,985	77,893
Universal Music Group NV	2,834,046	80,904
Warner Music Group Corp. Class A	1,387,046	49,642
		208,439
Interactive Media & Services - 5.6%
Alphabet, Inc. Class A (a)	1,429,794	199,728
Epic Games, Inc. (a)(b)(c)	2,244	1,441
Meta Platforms, Inc. Class A (a)	103,700	36,706
		237,875
TOTAL COMMUNICATION SERVICES		446,314
CONSUMER DISCRETIONARY - 10.8%
Automobiles - 0.4%
BYD Co. Ltd. (H Shares)	521,500	14,385
Broadline Retail - 6.3%
Amazon.com, Inc. (a)	1,381,969	209,976
MercadoLibre, Inc. (a)	27,201	42,747
PDD Holdings, Inc. ADR (a)	70,100	10,256
Savers Value Village, Inc. (d)	349,600	6,076
		269,055
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	216,653	29,495
Booking Holdings, Inc. (a)	7,558	26,810
Flutter Entertainment PLC (a)	156,051	27,728
Kura Sushi U.S.A., Inc. Class A (a)(d)	58,663	4,458
		88,491
Household Durables - 0.0%
Blu Investments LLC (a)(b)(c)	3,320,224	1
Specialty Retail - 1.0%
TJX Companies, Inc.	466,739	43,785
Textiles, Apparel & Luxury Goods - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	27,317	22,196
Samsonite International SA (a)(e)	6,564,623	21,648
		43,844
TOTAL CONSUMER DISCRETIONARY		459,561
CONSUMER STAPLES - 1.3%
Beverages - 0.9%
Monster Beverage Corp.	620,703	35,759
Personal Care Products - 0.4%
Estee Lauder Companies, Inc. Class A	119,115	17,421
TOTAL CONSUMER STAPLES		53,180
ENERGY - 3.7%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	581,861	19,888
Oil, Gas & Consumable Fuels - 3.2%
Cheniere Energy, Inc.	352,200	60,124
New Fortress Energy, Inc. (d)	247,089	9,323
Range Resources Corp.	642,211	19,549
Reliance Industries Ltd.	1,340,943	41,653
Southwestern Energy Co. (a)	940,800	6,162
		136,811
TOTAL ENERGY		156,699
FINANCIALS - 5.1%
Capital Markets - 1.2%
Ares Management Corp.	72,600	8,634
CME Group, Inc.	206,557	43,501
		52,135
Financial Services - 2.9%
Apollo Global Management, Inc.	42,500	3,961
Corebridge Financial, Inc.	396,100	8,580
Fiserv, Inc. (a)	61,800	8,210
Global Payments, Inc.	163,500	20,765
MasterCard, Inc. Class A	175,296	74,765
Rocket Companies, Inc. (a)(d)	613,018	8,877
		125,158
Insurance - 1.0%
Arthur J. Gallagher & Co.	142,184	31,974
BRP Group, Inc. (a)	358,843	8,619
		40,593
TOTAL FINANCIALS		217,886
HEALTH CARE - 14.7%
Biotechnology - 4.5%
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	678,800	163
rights (a)(c)	678,800	61
Alnylam Pharmaceuticals, Inc. (a)	141,766	27,135
Arcellx, Inc. (a)	31,947	1,773
Arrowhead Pharmaceuticals, Inc. (a)	51,000	1,561
Beam Therapeutics, Inc. (a)	39,300	1,070
BioMarin Pharmaceutical, Inc. (a)	80,100	7,723
Blueprint Medicines Corp. (a)	20,200	1,863
Cerevel Therapeutics Holdings (a)	45,600	1,933
Cytokinetics, Inc. (a)	118,163	9,865
Galapagos NV sponsored ADR (a)	207,245	8,425
Gamida Cell Ltd. (a)(d)	996,121	411
Gamida Cell Ltd. warrants 4/21/28 (a)	182,600	10
Hookipa Pharma, Inc. (a)	454,700	368
Immunocore Holdings PLC ADR (a)	89,089	6,087
Insmed, Inc. (a)	324,506	10,056
Krystal Biotech, Inc. (a)	10,600	1,315
Legend Biotech Corp. ADR (a)	85,168	5,125
Regeneron Pharmaceuticals, Inc. (a)	40,952	35,968
Repligen Corp. (a)(d)	89,319	16,060
Sarepta Therapeutics, Inc. (a)	27,300	2,633
Seres Therapeutics, Inc. (a)	161,000	225
Synlogic, Inc. (a)(d)	29,513	114
Vertex Pharmaceuticals, Inc. (a)	117,953	47,994
Vor Biopharma, Inc. (a)	246,895	556
XOMA Corp. (a)	147,500	2,729
		191,223
Health Care Equipment & Supplies - 3.6%
Axonics Modulation Technologies, Inc. (a)	140,400	8,737
Boston Scientific Corp. (a)	1,578,665	91,263
Glaukos Corp. (a)	72,900	5,795
Inspire Medical Systems, Inc. (a)	34,100	6,937
Lantheus Holdings, Inc. (a)	51,700	3,205
Masimo Corp. (a)	247,300	28,986
Penumbra, Inc. (a)	26,000	6,540
		151,463
Health Care Providers & Services - 0.8%
HealthEquity, Inc. (a)	542,250	35,951
Health Care Technology - 0.1%
Evolent Health, Inc.	159,100	5,255
Life Sciences Tools & Services - 2.9%
Agilent Technologies, Inc.	62,200	8,648
Bio-Techne Corp.	125,199	9,660
Bruker Corp.	254,223	18,680
Chemometec A/S	45,300	2,603
Codexis, Inc. (a)	584,001	1,781
Danaher Corp.	156,814	36,277
MaxCyte, Inc. (a)	487,900	2,293
Sartorius Stedim Biotech	53,412	14,122
Thermo Fisher Scientific, Inc.	52,211	27,713
		121,777
Pharmaceuticals - 2.8%
Aclaris Therapeutics, Inc. (a)	89,364	94
AstraZeneca PLC sponsored ADR	309,415	20,839
Chugai Pharmaceutical Co. Ltd.	107,400	4,057
Eli Lilly & Co.	162,516	94,734
		119,724
TOTAL HEALTH CARE		625,393
INDUSTRIALS - 13.6%
Commercial Services & Supplies - 0.0%
Veralto Corp.	22,238	1,829
Electrical Equipment - 1.3%
Eaton Corp. PLC	213,383	51,387
HD Hyundai Electric Co. Ltd.	54,750	3,476
		54,863
Ground Transportation - 4.4%
Uber Technologies, Inc. (a)	3,040,118	187,180
Industrial Conglomerates - 1.5%
General Electric Co.	503,978	64,323
Machinery - 2.1%
Energy Recovery, Inc. (a)	158,000	2,977
Ingersoll Rand, Inc.	582,196	45,027
Parker Hannifin Corp.	61,821	28,481
Westinghouse Air Brake Tech Co.	93,885	11,914
		88,399
Passenger Airlines - 0.6%
Ryanair Holdings PLC sponsored ADR (a)	184,211	24,566
Professional Services - 2.7%
Equifax, Inc.	252,819	62,520
KBR, Inc.	649,062	35,965
TransUnion Holding Co., Inc.	232,139	15,950
		114,435
Trading Companies & Distributors - 1.0%
Ferguson PLC	210,946	40,561
TOTAL INDUSTRIALS		576,156
INFORMATION TECHNOLOGY - 38.2%
Electronic Equipment, Instruments & Components - 1.4%
Flex Ltd. (a)	1,061,129	32,322
Jabil, Inc.	216,600	27,595
		59,917
IT Services - 2.0%
Gartner, Inc. (a)	40,254	18,159
MongoDB, Inc. Class A (a)	110,285	45,090
Snowflake, Inc. (a)	98,718	19,645
		82,894
Semiconductors & Semiconductor Equipment - 13.5%
Aixtron AG	388,675	16,588
Allegro MicroSystems LLC (a)	176,113	5,331
Arm Holdings Ltd. ADR (d)	31,300	2,352
ASML Holding NV (depository receipt)	56,867	43,044
BE Semiconductor Industries NV	220,800	33,260
eMemory Technology, Inc.	18,757	1,497
KLA Corp.	46,700	27,147
Marvell Technology, Inc.	138,000	8,323
Monolithic Power Systems, Inc.	23,607	14,891
NVIDIA Corp.	560,213	277,429
NXP Semiconductors NV	151,854	34,878
SiTime Corp. (a)(d)	152,221	18,583
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	626,182	65,123
Universal Display Corp.	136,790	26,162
		574,608
Software - 16.9%
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	1,014,955	2,426
Confluent, Inc. (a)	760,475	17,795
HubSpot, Inc. (a)	54,356	31,556
Manhattan Associates, Inc. (a)	129,851	27,960
Microsoft Corp.	1,586,882	596,729
Monday.com Ltd. (a)	53,900	10,123
NICE Ltd. sponsored ADR (a)	67,339	13,435
ServiceNow, Inc. (a)	23,374	16,513
Volue A/S (a)	725,946	1,518
		718,055
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	967,481	186,269
TOTAL INFORMATION TECHNOLOGY		1,621,743
MATERIALS - 0.1%
Chemicals - 0.1%
Aspen Aerogels, Inc. (a)(d)	261,459	4,126
TOTAL COMMON STOCKS (Cost $2,605,731)		4,161,058

Convertible Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A (b)(c)	423	473
Series A2 (b)(c)	77	86
		559
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	75,700	241
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
ASAPP, Inc.:
Series C (a)(b)(c)	250,763	772
Series D (b)(c)	1,768,998	4,847
		5,619
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	50,974	1,183
Series C3 (a)(b)(c)	63,718	1,478
Series C4 (a)(b)(c)	18,303	425
Series C5 (a)(b)(c)	36,887	856
		3,942
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,775)		10,361

Convertible Bonds - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 0% (b)(c)(g) (Cost $810)	810	815

Preferred Securities - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 0% (b)(c)(g) (Cost $1,099)	1,099	1,104

Money Market Funds - 2.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (h)	69,691,943	69,706
Fidelity Securities Lending Cash Central Fund 5.40% (h)(i)	54,914,164	54,920
TOTAL MONEY MARKET FUNDS (Cost $124,626)		124,626

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $2,747,041)	4,297,964
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(52,532)
NET ASSETS - 100.0%	4,245,432

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,148,000 or 0.4% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,648,000 or 0.5% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series C	4/30/21	1,654

ASAPP, Inc. Series D	8/29/23	6,831

Blu Investments LLC	5/21/20	6

Canva, Inc. Series A	9/22/23	451

Canva, Inc. Series A2	9/22/23	82

ElevateBio LLC Series C	3/09/21	318

Epic Games, Inc.	3/29/21	1,986

Illuminated Holdings, Inc. Series C2	7/07/20	1,274

Illuminated Holdings, Inc. Series C3	7/07/20	1,912

Illuminated Holdings, Inc. Series C4	1/08/21	659

Illuminated Holdings, Inc. Series C5	6/16/21	1,594

Illuminated Holdings, Inc. 0%	9/27/23	1,099

Illuminated Holdings, Inc. 0%	6/14/23	810

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	44,138	520,070	494,502	1,239	-	-	69,706	0.2%
Fidelity Securities Lending Cash Central Fund 5.40%	22,191	161,363	128,634	118	-	-	54,920	0.2%
Total	66,329	681,433	623,136	1,357	-	-	124,626

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	446,314	363,969	80,904	1,441
Consumer Discretionary	460,120	422,979	36,581	560
Consumer Staples	53,180	53,180	-	-
Energy	156,699	156,699	-	-
Financials	217,886	217,886	-	-
Health Care	625,634	621,102	4,067	465
Industrials	576,156	576,156	-	-
Information Technology	1,627,362	1,619,317	-	8,045
Materials	8,068	4,126	-	3,942

Corporate Bonds	815	-	-	815

Preferred Securities	1,104	-	-	1,104

Money Market Funds	124,626	124,626	-	-
Total Investments in Securities:	4,297,964	4,160,040	121,552	16,372
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		December 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $51,913) - See accompanying schedule:
Unaffiliated issuers (cost $2,622,415)	$4,173,338
Fidelity Central Funds (cost $124,626)	124,626

Total Investment in Securities (cost $2,747,041)		$4,297,964
Foreign currency held at value (cost $62)		64
Receivable for fund shares sold		7,764
Dividends receivable		2,040
Distributions receivable from Fidelity Central Funds		380
Prepaid expenses		3
Other receivables		24
Total assets		4,308,239
Liabilities
Payable to custodian bank	$74
Payable for fund shares redeemed	3,697
Accrued management fee	1,780
Other affiliated payables	535
Other payables and accrued expenses	1,807
Collateral on securities loaned	54,914
Total Liabilities		62,807
Net Assets		$4,245,432
Net Assets consist of:
Paid in capital		$2,650,487
Total accumulated earnings (loss)		1,594,945
Net Assets		$4,245,432

Net Asset Value and Maximum Offering Price
Growth Discovery :
Net Asset Value, offering price and redemption price per share ($3,805,151 ÷ 70,655 shares)		$53.86
Class K :
Net Asset Value, offering price and redemption price per share ($440,281 ÷ 8,161 shares)		$53.95
Statement of Operations
Amounts in thousands		Six months ended December 31, 2023 (Unaudited)
Investment Income
Dividends		$10,651
Income from Fidelity Central Funds (including $118 from security lending)		1,357
Total Income		12,008
Expenses
Management fee
Basic fee	$9,442
Performance adjustment	(34)
Transfer agent fees	2,395
Accounting fees	459
Custodian fees and expenses	35
Independent trustees' fees and expenses	10
Registration fees	88
Audit	36
Legal	8
Miscellaneous	5
Total expenses before reductions	12,444
Expense reductions	(128)
Total expenses after reductions		12,316
Net Investment income (loss)		(308)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $911)	54,931
Foreign currency transactions	56
Total net realized gain (loss)		54,987
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of decrease in deferred foreign taxes of $554)	323,980
Assets and liabilities in foreign currencies	6
Total change in net unrealized appreciation (depreciation)		323,986
Net gain (loss)		378,973
Net increase (decrease) in net assets resulting from operations		$378,665
Statement of Changes in Net Assets

Amount in thousands	Six months ended December 31, 2023 (Unaudited)	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(308)	$12,023
Net realized gain (loss)	54,987	92,946
Change in net unrealized appreciation (depreciation)	323,986	498,363
Net increase (decrease) in net assets resulting from operations	378,665	603,332
Distributions to shareholders	(95,883)	(98,036)

Share transactions - net increase (decrease)	509,292	179,647
Total increase (decrease) in net assets	792,074	684,943

Net Assets
Beginning of period	3,453,358	2,768,415
End of period	$4,245,432	$3,453,358

Financial Highlights
Fidelity® Growth Discovery Fund

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$50.18	$42.65	$58.70	$45.22	$37.74	$35.75
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.18	(.07)	(.07)	.03	.04
Net realized and unrealized gain (loss)	5.06	8.84	(8.48)	18.53	9.15	3.51
Total from investment operations	5.05	9.02	(8.55)	18.46	9.18	3.55
Distributions from net investment income	(.03)	(.01)	(.13)	(.01)	(.02)	(.06)
Distributions from net realized gain	(1.35)	(1.48)	(7.37)	(4.98)	(1.68)	(1.50)
Total distributions	(1.37) C	(1.49)	(7.50)	(4.98) C	(1.70)	(1.56)
Net asset value, end of period	$53.86	$50.18	$42.65	$58.70	$45.22	$37.74
Total Return D,E	10.35%	21.46%	(17.10)%	43.10%	25.33%	10.33%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H,I	.83%	.77%	.79%	.79%	.77%
Expenses net of fee waivers, if any	.69% H,I	.83%	.77%	.79%	.79%	.77%
Expenses net of all reductions	.69% H,I	.83%	.77%	.78%	.78%	.76%
Net investment income (loss)	(.03)% H,I	.40%	(.14)%	(.12)%	.06%	.11%
Supplemental Data
Net assets, end of period (in millions)	$3,805	$3,073	$2,339	$2,944	$2,094	$1,707
Portfolio turnover rate J	30% I	53%	45%	51%	54%	49%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Growth Discovery Fund Class K

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$50.29	$42.71	$58.78	$45.27	$37.78	$35.78
Income from Investment Operations
Net investment income (loss) A,B	.02	.22	(.02)	(.02)	.06	.08
Net realized and unrealized gain (loss)	5.06	8.87	(8.50)	18.56	9.17	3.52
Total from investment operations	5.08	9.09	(8.52)	18.54	9.23	3.60
Distributions from net investment income	(.08)	(.03)	(.16)	(.03)	(.06)	(.10)
Distributions from net realized gain	(1.35)	(1.48)	(7.40)	(5.00)	(1.68)	(1.50)
Total distributions	(1.42) C	(1.51)	(7.55) C	(5.03)	(1.74)	(1.60)
Net asset value, end of period	$53.95	$50.29	$42.71	$58.78	$45.27	$37.78
Total Return D,E	10.38%	21.61%	(17.04)%	43.25%	25.46%	10.47%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.60% H,I	.73%	.68%	.69%	.69%	.66%
Expenses net of fee waivers, if any	.59% H,I	.72%	.68%	.69%	.69%	.66%
Expenses net of all reductions	.59% H,I	.72%	.68%	.69%	.68%	.66%
Net investment income (loss)	.07% H,I	.50%	(.05)%	(.03)%	.17%	.22%
Supplemental Data
Net assets, end of period (in millions)	$440	$380	$430	$430	$316	$366
Portfolio turnover rate J	30% I	53%	45%	51%	54%	49%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended December 31, 2023
(Amounts in thousands except percentages)

1. Organization.
Fidelity Growth Discovery Fund (the Fund) is a non-diversified fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,598,684
Gross unrealized depreciation	(50,751)
Net unrealized appreciation (depreciation)	$1,547,933
Tax cost	$2,750,031

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Discovery Fund	945,687	535,559
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Discovery as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Growth Discovery	0.1411

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of Growth Discovery, except for Class K. FIIOC received an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA

Growth Discovery	$2,312.14
Class K	83.04
	$2,395

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Growth Discovery Fund	0.0255%

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Growth Discovery Fund	.03

Subsequent Event - Management Fee. Effective March 1, 2024, the Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate will pay certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month.

The management fee will be determined by calculating a basic fee and then applying a performance adjustment.

When determining a class's basic fee, a mandate rate will be calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate will be subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual basic fee rate for a class of shares of the Fund will be the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Growth Discovery	0.66
Class K	0.56

One-twelfth of the basic fee rate for a class will be applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

The performance adjustment rate will be calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Growth Discovery	Russell 3000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance will be based on the performance of Growth Discovery. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered.

The performance period is the most recent 36 month period.

For the Fund, each percentage point of difference, calculated to the nearest .01% (up to a maximum difference of ±10.00), is multiplied by a performance adjustment rate of .02%. The maximum annualized performance adjustment rate will be ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate will be divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount will be proportionately added to or subtracted from a class's basic fee.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth Discovery Fund	$7

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Discovery Fund	85,772	19,045	(4,344)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Growth Discovery Fund	$3
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Growth Discovery Fund	$12	$1	$422
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $127.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2023	Year ended June 30, 2023
Fidelity Growth Discovery Fund
Distributions to shareholders
Growth Discovery	$85,127	$82,690
Class K	10,756	15,346
Total	$95,883	$98,036
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2023	Year ended June 30, 2023	Six months ended December 31, 2023	Year ended June 30, 2023
Fidelity Growth Discovery Fund
Growth Discovery
Shares sold	12,756	14,335	$647,590	$631,744
Reinvestment of distributions	1,573	1,665	77,139	76,651
Shares redeemed	(4,909)	(9,599)	(245,501)	(418,829)
Net increase (decrease)	9,420	6,401	$479,228	$289,566
Class K
Shares sold	1,060	4,349	$53,397	$188,046
Reinvestment of distributions	219	333	10,756	15,346
Shares redeemed	(681)	(7,182)	(34,090)	(313,311)
Net increase (decrease)	598	(2,500)	$30,063	$(109,919)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During Period- C July 1, 2023 to December 31, 2023
Fidelity® Growth Discovery Fund
Fidelity® Growth Discovery Fund **	.69%
Actual		$ 1,000	$ 1,103.50	$ 3.65
Hypothetical-B		$ 1,000	$ 1,021.67	$ 3.51
Class K **	.59%
Actual		$ 1,000	$ 1,103.80	$ 3.12
Hypothetical-B		$ 1,000	$ 1,022.17	$ 3.00

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Growth Discovery Fund
Fidelity® Growth Discovery Fund	.65%
Actual		$ 3.44
Hypothetical- B		$ 3.30
Class K	.56%
Actual		$ 2.96
Hypothetical- B		$ 2.85

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Growth Discovery Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it is the largest class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month  period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.
Proxy Voting Results
A special meeting of shareholders was held on April 19, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To reclassify the diversification status of the fund from diversified to non-diversified by eliminating the following fundamental policy: The fund may not with respect to 75% of fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities,  or securities of other investment companies) if, as a result, (a) more than 5% of fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of outstanding voting securities of issuer.

	# of Votes	% of Votes
Affirmative	1,305,869,193.160	86.137
Against	155,973,443.790	10.288
Abstain	54,199,503.650	3.575
TOTAL	1,516,042,140.600	100.000

1.714430.125
CII-SANN-0224
Fidelity® Fund

Semi-Annual Report
December 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary December 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	11.5
Apple, Inc.	9.8
Alphabet, Inc. Class A	8.6
NVIDIA Corp.	3.8
Amazon.com, Inc.	2.6
UnitedHealth Group, Inc.	2.5
Eli Lilly & Co.	2.5
Costco Wholesale Corp.	2.3
Broadcom, Inc.	2.2
JPMorgan Chase & Co.	1.8
47.6

Market Sectors (% of Fund's net assets)

Information Technology	38.2
Health Care	14.6
Communication Services	11.1
Financials	11.0
Consumer Discretionary	7.8
Industrials	7.6
Consumer Staples	4.0
Energy	3.5
Materials	0.4

Asset Allocation (% of Fund's net assets)

Schedule of Investments December 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 11.1%
Interactive Media & Services - 11.1%
Alphabet, Inc.:
Class A (a)	4,194,200	585,888
Class C (a)	430,000	60,600
Meta Platforms, Inc. Class A (a)	312,700	110,683
		757,171
CONSUMER DISCRETIONARY - 7.8%
Broadline Retail - 2.6%
Amazon.com, Inc. (a)	1,179,700	179,244
Hotels, Restaurants & Leisure - 0.1%
Airbnb, Inc. Class A (a)	20,400	2,777
Household Durables - 0.9%
NVR, Inc. (a)	2,560	17,921
PulteGroup, Inc.	429,000	44,281
		62,202
Specialty Retail - 4.2%
AutoZone, Inc. (a)	24,600	63,606
Lowe's Companies, Inc.	243,400	54,169
O'Reilly Automotive, Inc. (a)	66,400	63,085
The Home Depot, Inc.	300,200	104,034
		284,894
TOTAL CONSUMER DISCRETIONARY		529,117
CONSUMER STAPLES - 4.0%
Consumer Staples Distribution & Retail - 2.7%
Costco Wholesale Corp.	240,300	158,617
Walmart, Inc.	180,000	28,377
		186,994
Household Products - 1.3%
Procter & Gamble Co.	600,000	87,924
TOTAL CONSUMER STAPLES		274,918
ENERGY - 3.5%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	1,468,530	29,576
Oil, Gas & Consumable Fuels - 3.1%
APA Corp.	1,061,600	38,090
Cheniere Energy, Inc.	80,000	13,657
Chevron Corp.	238,100	35,515
Exxon Mobil Corp.	510,000	50,990
Marathon Petroleum Corp.	300,000	44,508
Occidental Petroleum Corp.	459,600	27,443
		210,203
TOTAL ENERGY		239,779
FINANCIALS - 11.0%
Banks - 1.8%
JPMorgan Chase & Co.	730,000	124,173
Capital Markets - 3.6%
Ameriprise Financial, Inc.	121,521	46,157
Cboe Global Markets, Inc.	43,500	7,767
Morgan Stanley	372,700	34,754
MSCI, Inc.	186,559	105,527
S&P Global, Inc.	111,000	48,898
		243,103
Financial Services - 3.7%
Apollo Global Management, Inc.	360,000	33,548
MasterCard, Inc. Class A	232,300	99,078
Visa, Inc. Class A	470,000	122,365
		254,991
Insurance - 1.9%
Arthur J. Gallagher & Co.	309,200	69,533
Marsh & McLennan Companies, Inc.	270,400	51,233
Progressive Corp.	57,200	9,111
		129,877
TOTAL FINANCIALS		752,144
HEALTH CARE - 14.6%
Biotechnology - 2.3%
Gilead Sciences, Inc.	112,300	9,097
Moderna, Inc. (a)	66,300	6,594
Regeneron Pharmaceuticals, Inc. (a)	91,200	80,100
Vertex Pharmaceuticals, Inc. (a)	145,042	59,016
		154,807
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (a)	422,400	24,419
DexCom, Inc. (a)	228,000	28,293
Insulet Corp. (a)	27,727	6,016
Intuitive Surgical, Inc. (a)	62,968	21,243
ResMed, Inc.	152,000	26,147
		106,118
Health Care Providers & Services - 4.5%
Cardinal Health, Inc.	263,000	26,510
Centene Corp. (a)	535,000	39,702
McKesson Corp.	114,300	52,919
Molina Healthcare, Inc. (a)	43,000	15,536
UnitedHealth Group, Inc.	330,198	173,839
		308,506
Life Sciences Tools & Services - 2.6%
Danaher Corp.	350,500	81,085
Mettler-Toledo International, Inc. (a)	6,400	7,763
Thermo Fisher Scientific, Inc.	162,000	85,988
		174,836
Pharmaceuticals - 3.7%
Eli Lilly & Co.	291,412	169,870
Merck & Co., Inc.	544,900	59,405
Zoetis, Inc. Class A	112,580	22,220
		251,495
TOTAL HEALTH CARE		995,762
INDUSTRIALS - 7.6%
Aerospace & Defense - 1.2%
Howmet Aerospace, Inc.	588,700	31,860
TransDigm Group, Inc.	46,200	46,736
		78,596
Air Freight & Logistics - 0.2%
FedEx Corp.	51,425	13,009
Building Products - 0.8%
Carrier Global Corp.	720,000	41,364
Trane Technologies PLC	48,200	11,756
		53,120
Commercial Services & Supplies - 0.3%
Copart, Inc.	260,000	12,740
Veralto Corp.	116,833	9,611
		22,351
Construction & Engineering - 0.7%
EMCOR Group, Inc.	72,100	15,533
Quanta Services, Inc.	144,800	31,248
		46,781
Electrical Equipment - 1.3%
AMETEK, Inc.	103,900	17,132
Eaton Corp. PLC	157,273	37,874
nVent Electric PLC	459,000	27,122
Vertiv Holdings Co.	155,200	7,454
		89,582
Ground Transportation - 0.6%
Old Dominion Freight Lines, Inc.	106,000	42,965
Industrial Conglomerates - 0.4%
General Electric Co.	217,964	27,819
Machinery - 1.6%
PACCAR, Inc.	463,000	45,212
Parker Hannifin Corp.	139,500	64,268
		109,480
Professional Services - 0.1%
Verisk Analytics, Inc.	18,900	4,514
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	34,500	28,590
TOTAL INDUSTRIALS		516,807
INFORMATION TECHNOLOGY - 38.2%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	18,000	4,239
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp. Class A	610,000	60,469
IT Services - 0.6%
Accenture PLC Class A	107,400	37,688
Gartner, Inc. (a)	9,900	4,466
		42,154
Semiconductors & Semiconductor Equipment - 10.2%
Analog Devices, Inc.	267,000	53,016
Broadcom, Inc.	137,000	152,926
KLA Corp.	175,000	101,728
Lam Research Corp.	106,100	83,104
NVIDIA Corp.	521,900	258,455
NXP Semiconductors NV	27,777	6,380
ON Semiconductor Corp. (a)	523,000	43,686
		699,295
Software - 16.6%
Adobe, Inc. (a)	95,000	56,677
Autodesk, Inc. (a)	85,589	20,839
Cadence Design Systems, Inc. (a)	262,500	71,497
Fortinet, Inc. (a)	1,173,000	68,656
Microsoft Corp.	2,083,000	783,292
Roper Technologies, Inc.	66,000	35,981
Salesforce, Inc. (a)	248,800	65,469
Synopsys, Inc. (a)	61,000	31,410
		1,133,821
Technology Hardware, Storage & Peripherals - 9.8%
Apple, Inc.	3,456,100	665,403
TOTAL INFORMATION TECHNOLOGY		2,605,381
MATERIALS - 0.4%
Metals & Mining - 0.4%
Steel Dynamics, Inc.	200,000	23,620
TOTAL COMMON STOCKS (Cost $2,709,451)		6,694,699

Money Market Funds - 1.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (b) (Cost $119,319)	119,297,058	119,321

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,828,770)	6,814,020
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,076
NET ASSETS - 100.0%	6,816,096

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	155,558	678,666	714,903	2,820	-	-	119,321	0.3%
Fidelity Securities Lending Cash Central Fund 5.40%	-	45,131	45,131	12	-	-	-	0.0%
Total	155,558	723,797	760,034	2,832	-	-	119,321

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	757,171	757,171	-	-
Consumer Discretionary	529,117	529,117	-	-
Consumer Staples	274,918	274,918	-	-
Energy	239,779	239,779	-	-
Financials	752,144	752,144	-	-
Health Care	995,762	995,762	-	-
Industrials	516,807	516,807	-	-
Information Technology	2,605,381	2,605,381	-	-
Materials	23,620	23,620	-	-

Money Market Funds	119,321	119,321	-	-
Total Investments in Securities:	6,814,020	6,814,020	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		December 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,709,451)	$6,694,699
Fidelity Central Funds (cost $119,319)	119,321

Total Investment in Securities (cost $2,828,770)		$6,814,020
Receivable for investments sold		3,637
Receivable for fund shares sold		2,601
Dividends receivable		7,021
Distributions receivable from Fidelity Central Funds		495
Prepaid expenses		6
Other receivables		45
Total assets		6,827,825
Liabilities
Payable to custodian bank	$35
Payable for investments purchased	5,381
Payable for fund shares redeemed	3,715
Accrued management fee	1,748
Transfer agent fee payable	674
Other affiliated payables	88
Other payables and accrued expenses	88
Total Liabilities		11,729
Net Assets		$6,816,096
Net Assets consist of:
Paid in capital		$2,801,268
Total accumulated earnings (loss)		4,014,828
Net Assets		$6,816,096

Net Asset Value and Maximum Offering Price
Fidelity Fund :
Net Asset Value, offering price and redemption price per share ($6,557,161 ÷ 88,034 shares)		$74.48
Class K :
Net Asset Value, offering price and redemption price per share ($258,935 ÷ 3,476 shares)(a)		$74.48
(a)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Amounts in thousands		Six months ended December 31, 2023 (Unaudited)
Investment Income
Dividends		$34,855
Income from Fidelity Central Funds (including $12 from security lending)		2,832
Total Income		37,687
Expenses
Management fee	$10,029
Transfer agent fees	3,891
Accounting fees	511
Custodian fees and expenses	26
Independent trustees' fees and expenses	18
Registration fees	43
Audit	48
Legal	17
Miscellaneous	11
Total expenses before reductions	14,594
Expense reductions	(234)
Total expenses after reductions		14,360
Net Investment income (loss)		23,327
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	78,992
Redemptions in-kind	35,976
Foreign currency transactions	18
Total net realized gain (loss)		114,986
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	444,405
Assets and liabilities in foreign currencies	(15)
Total change in net unrealized appreciation (depreciation)		444,390
Net gain (loss)		559,376
Net increase (decrease) in net assets resulting from operations		$582,703
Statement of Changes in Net Assets

Amount in thousands	Six months ended December 31, 2023 (Unaudited)	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,327	$42,099
Net realized gain (loss)	114,986	333,957
Change in net unrealized appreciation (depreciation)	444,390	800,751
Net increase (decrease) in net assets resulting from operations	582,703	1,176,807
Distributions to shareholders	(162,281)	(38,569)

Share transactions - net increase (decrease)	32,923	(917,156)
Total increase (decrease) in net assets	453,345	221,082

Net Assets
Beginning of period	6,362,751	6,141,669
End of period	$6,816,096	$6,362,751

Financial Highlights
Fidelity® Fund

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$69.85	$58.06	$72.20	$54.21	$47.60	$46.86
Income from Investment Operations
Net investment income (loss) A,B	.26	.44	.25	.28	.39	.46
Net realized and unrealized gain (loss)	6.16	11.74	(10.75)	19.40	8.96	3.26
Total from investment operations	6.42	12.18	(10.50)	19.68	9.35	3.72
Distributions from net investment income	(.49)	(.39)	(.21)	(.32)	(.42)	(.44)
Distributions from net realized gain	(1.31)	-	(3.44)	(1.38)	(2.32)	(2.54)
Total distributions	(1.79) C	(.39)	(3.64) C	(1.69) C	(2.74)	(2.98)
Net asset value, end of period	$74.48	$69.85	$58.06	$72.20	$54.21	$47.60
Total Return D,E	9.29%	21.06%	(15.60)%	36.94%	20.51%	8.27%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.46% H	.46%	.45%	.47%	.48%	.50%
Expenses net of fee waivers, if any	.45% H	.46%	.45%	.47%	.48%	.49%
Expenses net of all reductions	.45% H	.46%	.45%	.46%	.48%	.49%
Net investment income (loss)	.73% H	.71%	.35%	.44%	.79%	1.01%
Supplemental Data
Net assets, end of period (in millions)	$6,557	$6,125	$5,468	$6,758	$4,402	$4,019
Portfolio turnover rate I	35% H,J	43% J	39%	34% K	51%	45%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

KThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity® Fund Class K

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$69.88	$58.07	$72.21	$54.20	$47.60	$46.86
Income from Investment Operations
Net investment income (loss) A,B	.28	.50	.30	.33	.43	.50
Net realized and unrealized gain (loss)	6.17	11.74	(10.74)	19.41	8.96	3.26
Total from investment operations	6.45	12.24	(10.44)	19.74	9.39	3.76
Distributions from net investment income	(.55)	(.43)	(.26)	(.35)	(.46)	(.48)
Distributions from net realized gain	(1.31)	-	(3.44)	(1.38)	(2.32)	(2.54)
Total distributions	(1.85) C	(.43)	(3.70)	(1.73)	(2.79) C	(3.02)
Net asset value, end of period	$74.48	$69.88	$58.07	$72.21	$54.20	$47.60
Total Return D,E	9.33%	21.18%	(15.54)%	37.07%	20.60%	8.37%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.38% H	.38%	.38%	.39%	.40%	.40%
Expenses net of fee waivers, if any	.37% H	.37%	.37%	.39%	.40%	.40%
Expenses net of all reductions	.37% H	.37%	.37%	.38%	.39%	.40%
Net investment income (loss)	.81% H	.79%	.43%	.52%	.87%	1.10%
Supplemental Data
Net assets, end of period (in millions)	$259	$237	$674	$411	$522	$326
Portfolio turnover rate I	35% H,J	43% J	39%	34% K	51%	45%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

KThe portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements (Unaudited)
For the period ended December 31, 2023
(Amounts in thousands except percentages)

1. Organization.
Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Fund	$32

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in-kind and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,985,793
Gross unrealized depreciation	(2,586)
Net unrealized appreciation (depreciation)	$3,983,207
Tax cost	$2,830,813

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Fund	1,109,959	1,104,021

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Fund	775	35,976	56,759	Fidelity Fund

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Fund	1,769	115,227	121,521	Fidelity Fund

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Fidelity Fund	0.1236

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC received an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Fidelity Fund	$3,840.12
Class K	51.04
	$3,891
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Fund	0.0158

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Fund	.02
Subsequent Event - Management Fee. Effective March 1, 2024, the Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate will pay certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month.

When determining a class's management fee, a mandate rate will be calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate will be subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for a class of shares of the Fund will be the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Fund	.42
Class K	.34

One-twelfth of the management fee rate for a class will be applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Fund	$ 3

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Fund	57,303	15,803	460

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Fund	$5

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Fund	$1	$-	$-

8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $234.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2023	Year ended June 30, 2023
Fidelity Fund
Distributions to shareholders
Fidelity Fund	$155,989	$35,624
Class K	6,292	2,945
Total	$162,281	$38,569

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2023	Year ended June 30, 2023	Six months ended December 31, 2023	Year ended June 30, 2023
Fidelity Fund
Fidelity Fund
Shares sold	2,980	4,202	$213,366	$272,154
Reinvestment of distributions	1,951	522	140,752	32,237
Shares redeemed	(4,591)	(11,210)	(326,950)	(706,252)
Net increase (decrease)	340	(6,486)	$27,168	$(401,861)
Class K
Shares sold	246	661	$17,352	$40,690
Reinvestment of distributions	87	47	6,292	2,945
Shares redeemed	(253)	(8,917)	(17,889)	(558,930)
Net increase (decrease)	80	(8,209)	$5,755	$(515,295)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During Period- C July 1, 2023 to December 31, 2023
Fidelity® Fund
Fidelity® Fund **	.45%
Actual		$ 1,000	$ 1,092.90	$ 2.37
Hypothetical-B		$ 1,000	$ 1,022.87	$ 2.29
Class K **	.37%
Actual		$ 1,000	$ 1,093.30	$ 1.95
Hypothetical-B		$ 1,000	$ 1,023.28	$ 1.88

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Fund
Fidelity® Fund	.41%
Actual		$ 2.16
Hypothetical- B		$ 2.08
Class K	.33%
Actual		$ 1.74
Hypothetical- B		$ 1.68

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it is the largest class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended February 28, 2023, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.540016.126
FID-SANN-0224

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)                        Not applicable.

(b)                        Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 22, 2024